EATON VANCE MANAGEMENT
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                            Telephone: (617) 482-8260
                            Telecopy: (617) 338-8054



                                                February 25, 2005


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Attn:  Office of Filings, Information & Consumer Services

    Re: Form N-1A for Eaton Vance Mutual Funds Trust (the "Registrant") Post-Effective Amendment No. 102 (1933 Act File No. 2-90946) and Amendment No. 105 (1940 Act File No. 811-4015) (the "Amendment")
          on behalf of:
         Eaton Vance Municipal Bond Fund ("Municipal Bond Fund")
         Eaton Vance Tax-Managed Growth Fund 1.1 ("Tax-Managed Growth Fund 1.1") Eaton Vance Tax-Managed Growth Fund 1.2 ("Tax-Managed Growth Fund 1.2")
           (each a "Fund", and collectively, the "Funds")

Gentlemen:

     On behalf of the Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the "1933 Act"), and Rules 472 and 485(a) thereunder; (2) the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules promulgated pursuant to Section 8(b) thereunder; (3) the General Instructions to Form N-1A; and (4) Rules 101 and 102 under Regulation S-T is the Amendment, including the prospectuses and statements of additional information ("SAI") for the Funds, as well as Exhibits. The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Registrant.

     The Amendment includes disclosures required by Release No. IC-26289 relating to market timing policies and procedures, fair valuation of portfolio securities, and disclosure of portfolio holdings information. These disclosures as contained in the Amendment are substantially similar to disclosures contained in the prospectus and SAI of Eaton Vance Floating-Rate Fund, which were included in post-effective amendment no. 99 to the registration statement of Eaton Vance Mutual Funds Trust (Accession No. 0000940394-04-001159) ("PEA No. 99"). The disclosures reflect comments from Vincent DeStefano of the Division of Investment Management on PEA No. 99, which were provided to James Wall of Eaton Vance Management on February 7, 2005. The Amendment also contains other changes.

     The Amendment has been marked to show changes from the prospectuses and SAIs of the Funds previously filed with the SEC, contained in the Registrant's Post-Effective Amendment No. 95 filed on April 28, 2004 (Accession No. 0000940394-04-000438). Registrant hereby respectfully requests that the Staff, in reviewing the prospectuses and statements of additional information included

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Securities and Exchange Commission
February 25, 2005
Page Two

in the Amendment, use selective review procedure set forth in the Investment Company Act Release No. 17368 (February 15, 1985) in processing the Amendment.

     Prior to the effectiveness of the Amendment, the Registrant intends to file an Amendment pursuant to Rule 485(b) of the 1933 Act in order to respond to any comments from the Staff, disclose updated financial and performance information and make any other necessary non-material changes.

     If you have any questions or comments concerning the enclosed Amendment, please call the undersigned at (617) 598-8305. My fax number is (617) 598-0432.

                                                Very truly yours,

                                                /s/ Maureen A. Gemma
                                                ---------------------------
                                                Maureen A. Gemma, Esq.
                                                Vice President